Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
OPERATING ACTIVITIES
Net loss	$ (9,626,694)	$ (7,437,759)	$ (9,306,360)
Items not affecting cash:
Depreciation and amortization	1,081,590	1,277,911	952,508
Share-based compensation	113,692	291,761	373,554
Change in fair value of warrant liabilities (including related foreign exchange gain)	(1,325,549)	(3,047,568)	(5,786,593)
Net finance costs	173,375	196,323	668,034
Impairment of intangible assets			1,169,440
Impairment of ROU asset	72,868
Loss on disposals		7,256	291,181
Gain on debt settlement	(500)
Unrealized foreign exchange loss	29,637
Changes in non-cash working capital items	(358,246)	(343,671)	(2,310,266)
Interest received (paid)	74,896	(4,997)	(130,127)
Add back items not affecting operating activities:
Share issuance costs	1,807,686
Cash used in operating activities	(7,957,245)	(9,060,744)	(14,078,629)
INVESTING ACTIVITIES
Additions of property and equipment	(140,620)	(101,330)	(176,949)
Investments in intangible assets	(26,675)	(9,823)	(1,123,186)
Purchase of restricted short-term investment	(17,500)
Deposit for advanced royalties			(148,410)
Recognition of open orders from acquisition	4,387		7,811
Cash flows used in investing activities	(180,408)	(111,153)	(1,440,734)
FINANCING ACTIVITIES
Proceeds from U.S. IPO and Canadian Offering, net			16,346,768
Proceeds from the issuance of common shares and warrants	18,718,524	4,965,680	7,357,012
Payments of share offering costs	(4,346,838)	(747,926)	(542,591)
Payments of lease obligations	(172,153)	(197,651)	(75,487)
Proceeds from exercise of warrants	402,837	1,613
Repayment of borrowings			(2,333,315)
Proceeds from exercise of stock options			4,052
Repurchase of vested RSUs and PSUs			(612)
Cash flows provided by financing activities	14,602,370	4,021,716	20,755,827
Net change in cash during the year	6,464,717	(5,150,181)	5,236,464
Cash and cash equivalents, beginning of year	256,828	5,407,009	170,545
Effect of exchange rates on cash	(35,116)
Cash and cash equivalents, end of year	6,686,429	256,828	5,407,009
Cash and cash equivalents consist of the following:
Cash held in banks	6,686,429	256,828	4,407,009
Short-term guaranteed investment certificates			1,000,000
Cash and cash equivalents, end of year	$ 6,686,429	$ 256,828	$ 5,407,009